INTERIM CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Common stock authorized (in shares)	55,333,333	33,333,333
Common stock outstanding (in shares)	28,442,043	19,478,877
Common stock issued (in shares)	28,442,043	19,478,877
Class B Ordinary Shares
Common stock authorized (in shares)	2,780,570	2,780,570
Common stock outstanding (in shares)	2,780,570	2,780,570
Common stock issued (in shares)	2,780,570	2,780,570